Fair Value Measurements - Schedule Of Plan's Investments At Fair Value (Details) - EBP 001 [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value		$ 20,654,058	$ 18,122,090
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Asset		1,542,582	1,907,700
Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Asset		1,542,582	1,907,700
Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Asset		0	0
Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Asset		0	0
Fair Value Measured at Net Asset Value Per Share [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value	[1]	19,111,476	16,214,390
EBP, Employer, Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value		1,542,582	1,907,700
EBP, Employer, Common Stock [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value		1,542,582	1,907,700
EBP, Employer, Common Stock [Member] | Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value		0	0
EBP, Employer, Common Stock [Member] | Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value		$ 0	$ 0

[1]	In accordance with FASB ASC 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits and notes to the financial statements.